Events After the Reporting Date	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Events After the Reporting Date	Events after the reporting date
Final dividend
On 22 February 2024, Gold Fields declared a final dividend of 420 SA cents per share.
Rusoro
On 9 January 2024, Gold Fields announced that it has entered into a share purchase agreement with Fulcrum Global
Markets LLC, a Delaware limited liability company, to sell its 140,000,001 common shares in the capital of Rusoro for an aggregate initial cash purchase price of US$62.3 million and certain additional contingent consideration upon the occurrence of specified events. Refer note 15 for further details.
The transaction was concluded on 22 January 2024 when the US$62.3 million was received by Gold Fields.
Asanko Gold
On 21 December 2023, Gold Fields announced the divestment of its 45% shareholding in Asanko Gold to the joint venture partner Galiano Gold for a total consideration of US$170 million. Gold Fields will also receive a 1% net smelter royalty on future production from the Nkran deposit, the main deposit at the mine. The transaction was subject to a number of conditions and was concluded on 4 March 2024 with the receipt of US$65 million in cash and 28.5 million in Galiano shares.
The investment in Asanko Gold, including the Asanko redeemable preference shares, has been presented as an asset held for sale. The share of results of equity investee of Asanko Gold have been presented as a discontinued
operation in the consolidated financial statements and the comparative income statement have been presented as if Asanko Gold had been discontinued from the start of the comparative years. Refer notes 14, 15, 18 and 20 for further details.